UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22737

Tea Leaf Management Investment Trust

 (Exact name of registrant as specified in charter)

60 East 42nd Street, Suite 901

New York, NY  10165

 (Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

Registrant’s Telephone Number, including Area Code:  212-871-5700

Date of fiscal year end: January 31

Date of reporting period: July 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

TeaLeaf Long/Short Deep Value Fund

Class A Shares

LEFAX

Class C Shares

LEAFX

SEMI-ANNUAL REPORT

JULY 31, 2013

(UNAUDITED)

TEA LEAF LONG/SHORT DEEP VALUE FUND

PORTFOLIO ANALYSIS

JULY 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

	Tealeaf Long/Short Deep Value Fund
	Schedule of Investments
	July 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 82.47%

Application Software - 3.65%
2,100	Agilysys, Inc. *	$ 24,339
1,700	Rosetta Stone, Inc. *	27,778
		52,117
Communication Equipment - 8.66%
22,000	Alcatel-Lucent S.A. ADR *	55,880
25,500	Aviat Networks, Inc. *	67,575
		123,455
Computer Peripheral Equipment, NEC - 2.81%
5,700	Logitech International SA *	40,128

Computer Storage Devices - 7.01%
35,200	Dot Hill Systems Corp. *	99,968

Diversified Communication Services - 2.73%
4,600	Cbeyond Communications, Inc. (a) *	38,962

Electromedical & Electrotherapeutic Apparatus - 2.88%
4,300	Cutera, Inc. *	41,065

Heavy Construction - 1.22%
900	Layne Christensen Co. *	17,442

Industrial Inorganic Chemicals - 3.68%
3,500	Hydrogenics Corp. *	52,430

Industrial Metals & Minerals - 2.54%
1,200	Materion Corp.	36,168

Information Technology Services - 3.69%
3,000	Sykes Enterprises, Inc. *	52,680

Internet Software & Services - 3.58%
1,200	Digital River, Inc. *	20,388
3,000	Vocus, Inc. *	30,660
		51,048
Marketing Services - 2.69%
2,000	Constant Contact, Inc. *	38,380

Medical Appliances & Equipment - 6.02%
5,500	Invacare Corp. (a)	85,855

Networking & Communication Devices - 5.28%
17,400	Extreme Networks, Inc. *	75,342

Retail-Apparel & Accessory Stores - 3.64%
4,300	Body Central Corp. (a) *	51,858

Semiconductor - Broad Line - 1.99%
6,400	Entropic Communications, Inc. *	28,352

Semiconductor - Integrated Circuits - 4.38%
4,800	Exar Corp. (a) *	62,448

Semiconductor - Specialized - 1.46%
4,000	Sigma Designs, Inc. *	20,880

Semiconductors & Related Devices - 6.51%
2,400	Volterra Semiconductor Corp. *	36,168
7,800	FormFactor, Inc. (a) *	56,706
		92,874
Services-Computer Integrated Systems Design - 1.12%
700	Quality Systems, Inc.	16,009

Surgical & Medical Instruments & Apparatus - 4.10%
9,400	Accuray, Inc. *	58,421

Wholesale-Chemicals & Allied Products - 2.83%
2,600	Aceto Corp.	40,352

TOTAL FOR COMMON STOCK (Cost $994,460) - 82.47%		$ 1,176,234

PUT OPTIONS - 0.03%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Concur Technologies, Inc. *
200	August 2013 Put @ $85.00	430

TOTAL FOR PUT OPTIONS (Premiums Paid $583) - 0.03%		430

SHORT TERM INVESTMENTS - 19.11%
272,572	Fidelity Government Money Market Fund 57 - Institutional Class, 0.01%, (Cost $272,572) **	272,572

TOTAL INVESTMENTS (Cost $1,267,615) - 101.61%		$ 1,449,236

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.61)%		(22,895)

NET ASSETS - 100.00%		$ 1,426,341

(a) All or a portion of this security is held as collateral for securities sold short.
* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at July 31, 2013.
The accompanying notes are an integral part of these financial statements.

	Tealeaf Long/Short Deep Value Fund
	Schedule of Securities Sold Short
	July 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK *

Application Software
800	Oracle Corp.	$ 25,880

Communication Equipment
300	Qualcomm, Inc.	19,369

Information Technology Services
200	International Business Machines Corp.	39,008

Specialized Health Services
100	DaVita Healthcare Partners, Inc.	11,641

TOTAL FOR COMMON STOCK (Proceeds $94,894)		$ 95,898

EXCHANGE TRADED FUNDS *
700	iShares Core S&P Small Cap ETF	67,550
1,500	Market Vectors Semiconductor ETF	57,840

TOTAL EXCHANGE TRADED FUNDS (Proceeds $124,096)		$ 125,390

TOTAL SECURITIES SOLD SHORT (Proceeds $218,990)		$ 221,288

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Tealeaf Long/Short Deep Value Fund
Statement of Assets and Liabilities
July 31, 2013 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $1,267,615)	$ 1,449,236
Cash	215,692
Receivables:
Dividends and Interest	3
Portfolio Securities Sold	36,543
Prepaid Expenses	2,500
Total Assets	1,703,974
Liabilities:
Securities Sold Short, at Value (Proceeds $218,990)	221,288
Payables:
Advisory Fees	2,584
Portfolio Securities Purchased	46,992
Accrued Expenses	6,769
Total Liabilities	277,633
Net Assets	$ 1,426,341

Net Assets Consist of:
Paid In Capital	$ 1,271,574
Accumulated Undistributed Net Investment Loss	(9,792)
Accumulated Undistributed Realized Loss on Investments	(14,764)
Unrealized Appreciation in Value of Investments	179,323
Net Assets	$ 1,426,341

Class A:
Net Assets	$ 117,063
Shares outstanding	10,000

Net asset value, offering price, and redemption price per share	$ 11.71

Maximum Offering Price Per Share ($11.71/0.9425) *	$ 12.42

Short-term Redemption Price Per Share ($11.71 x 0.98) **	$ 11.47

Short-term Redemption Price Per Share ($11.71 x 0.99) ***	$ 11.59

Class C:
Net Assets	$ 1,309,278
Shares outstanding	112,053

Net asset value, offering price, and redemption price per share	$ 11.68

Short-term Redemption Price Per Share ($11.68 x 0.98) **	$ 11.45

Short-term Redemption Price Per Share ($11.68 x 0.99) ****	$ 11.57

* If you purchase Class A shares of the Fund, you will pay a maximum initial sales charge of 5.75% when you invest, unless you qualify for a reduction or waiver of the sales charge.  Please refer to the Prospectus for qualifying sales charge reductions or waivers.

** The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

*** The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 24 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more.

**** The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class C shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

Tealeaf Long/Short Deep Value Fund
Statement of Operations
For the Period March 1, 2013 (commencement of investment operations)
through July 31, 2013 (Unaudited)

Investment Income:
Dividends	$ 416
Interest	10
Total Investment Income	426

Expenses:
Advisory Fees	7,185
Transfer Agent & Accounting Fees	5,350
Distribution (12b-1) Fees (Class A -$110, Class C - $2,751)	2,861
Registration Fees	549
Audit Fees	2,477
Miscellaneous Fees	4,383
Custodial Fees	2,383
Legal Fees	8,721
Insurance Fees	6,800
Interest Expense	129
Dividend Expense	-
Printing and Mailing	1,149
Total Expenses	41,987
Fees Waived and Reimbursed by the Advisor	(31,769)
Net Expenses	10,218

Net Investment Loss	(9,792)

Realized and Unrealized Gain on Investments:
Realized Loss on Investments	(11,676)
Realized Gain on Options	-
Realized Loss on Securities Sold Short	(3,088)
Net Change in Unrealized Depreciation on Options	(153)
Net Change in Unrealized Depreciation on Securities Sold Short	(2,298)
Net Change in Unrealized Appreciation on Securities	181,774
Net Realized and Unrealized Gain on Investments	164,559

Net Increase in Net Assets Resulting from Operations	$ 154,767

The accompanying notes are an integral part of these financial statements.

Tealeaf Long/Short Deep Value Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended *
July 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (9,792)
Net Realized Loss on Investments in Securities, Options, and Securities Sold Short	(14,764)
Net Change in Unrealized Appreciation on Investments in Securities, Options, and Securities Sold Short	179,323
Net Increase in Net Assets Resulting from Operations	154,767

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	-
Class C	1,171,574
Shares Issued on Reinvestment of Dividends
Class A	-
Class C	-
Cost of Shares Redeemed
Class A	-
Class C	-
Net Increase from Shareholder Activity	1,171,574

Net Assets:
Net Increase in Net Assets	1,326,341
Beginning of Period	100,000
End of Period (Including Accumulated Undistributed Net Investment Loss of $(9,792))
$ 1,426,341

Share Transactions:
Shares Sold
Class A	-
Class C	112,053
Shares Issued on Reinvestment of Dividends
Class A	-
Class C	-
Shares Redeemed
Class A	-
Class C	-
Net Decrease in Shares	112,053
Outstanding at Beginning of Period	10,000
Outstanding at End of Period	122,053

* For Class A shares the period March 1, 2013 (commencement of investment operations) through July 31, 2013.
For Class C shares the period March 26, 2013 (commencement of investment operations) through July 31, 2013.
The accompanying notes are an integral part of these financial statements.

Tealeaf Long/Short Deep Value Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	July 31, 2013

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income Loss *	(0.11)
Net Realized and Unrealized Gain on Investments	1.82
Total from Investment Operations	1.71

Proceeds from Redemption Fees	-

Net Asset Value, at End of Period	$ 11.71

Total Return **	17.10%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 117
Before Waiver
Ratio of Expenses to Average Net Assets	10.52%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	10.47%	(b)
Ratio of Net Investment Loss to Average Net Assets	(10.34)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	2.54%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.50%	(b)
Ratio of Net Investment Loss to Average Net Assets	(2.37)%	(b)
Portfolio Turnover	78.88%	(c)

(a) For the period March 1, 2013 (commencement of investment operations) through July 31, 2013.
(b) Annualized
(c) Not Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

Tealeaf Long/Short Deep Value Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	July 31, 2013

Net Asset Value, at Beginning of Period	$ 10.06

Income From Investment Operations:
Net Investment Loss *	(0.12)
Net Realized and Unrealized Gain on Investments	1.74
Total from Investment Operations	1.62

Proceeds from Redemption Fees	-

Net Asset Value, at End of Period	$ 11.68

Total Return **	16.10%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,309
Before Waiver
Ratio of Expenses to Average Net Assets	13.55%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	13.51%	(b)
Ratio of Net Investment Loss to Average Net Assets	(13.38)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	3.30%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	3.25%	(b)
Ratio of Net Investment Loss to Average Net Assets	(3.12)%	(b)
Portfolio Turnover	78.88%	(c)

(a) For the period March 26, 2013 (commencement of investment operations) through July 31, 2013.
(b) Annualized
(c) Not Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

TEA LEAF LONG/SHORT DEEP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2013 (UNAUDITED)

1.  ORGANIZATION

The TeaLeaf Long/Short Deep Value Fund (the "Fund") was organized as diversified series of Tea Leaf Management Investment Trust (the "Trust") on December 6, 2012.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 17, 2012 (the "Trust Agreement") as filed with the Ohio Secretary of State July 27, 2012.  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees.  The investment adviser to the Fund is AMH Equity, Ltd. (the "Adviser").

The Fund’s investment objective is long-term capital appreciation.

  At July 31, 2013, only Class A and Class C shares have been issued.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be purchased or redeemed.

SHARE VALUATION: The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NYSE is currently closed on weekend days and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

ORGANIZATIONAL AND OFFERING COSTS: All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In addition, GAAP requires management of the Fund to analyze all open tax years for the Fund, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended July 31, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTIONS:  The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The ability of the Fund to successfully utilize options will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

REDEMPTION FEES: Each class of the Fund will assess a 2.00% fee on the redemption of Fund shares held for 90 days or less and will be paid to the Fund.  The Fund reserves the right to modify or eliminate the redemption fee at any time. If there is a material change to the Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.  The Fund also reserves the right to waive the redemption fee for any shareholder if the circumstances warrant.  For the period ended July 31, 2013, the Fund did not collect any early redemption fees.

CONTINGENT DEFERRED SALES CHARGE: Class A and Class C shares are subject to a Contingent Deferred Sales Charge (“CDSC”). Class A shares, purchased without the load, are subject to a CDSC on shares redeemed prior to the first 24 months after their purchase in the amount of the commissions paid on the shares redeemed.  Class C shares are subject to a CDSC on shares redeemed prior to the first 12 months after their purchase in the amount advanced, less any amounts recouped by the Adviser from 12b-1 payments received by the Adviser.  The Adviser may waive the CDSC at its discretion on either class of the Fund’s shares.

SALES CHARGE: If you purchase Class A shares of the Fund, you will pay a maximum initial sales charge of 5.75% when you invest, unless you qualify for a reduction or waiver of the sales charge.  Please refer to the Prospectus for qualifying sales charge reductions or waivers.

OTHER:  The Fund records security transactions on the trade date.  The highest-cost method is used in determining gains and losses for financial and income tax purposes.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

SUBSEQUENT EVENTS: The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

3.  FAIR VALUE

GAAP establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. It applies to fair value measurements already required or permitted by existing standards. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy under GAAP are described as follows:

Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Fund has the ability to access.

Level 2 – Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in inactive markets. Level 2 inputs include those other than quoted prices that are observable for the asset or liability and that are derived principally from, or corroborated by, observable market data by correlation or other means. If the asset or liability has a specified term the Level 2 inputs must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used should maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s assets by the above fair value hierarchy levels as of July 31, 2013:

Assets
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,176,234	-	-	$ 1,176,234
Put Options	430	-	-	430
Short-Term Investments:
Fidelity Govt. MM Fund – Inst. Class	272,572	-	-	272,572
	$ 1,449,236	-	-	$1,449,236
Liabilities
Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stocks	$ 95,898	-	-	$ 95,898
Exchange Traded Funds	125,390	-	-	125,390
	$ 221,288	-	-	$221,288

The Fund did not hold any Level 3 assets during the period ended July 31, 2013. The Fund did not hold any derivative instruments at any time during the period ended July 31, 2013. There were no transfers into or out of Level 1 or Level 2 during the period ended July 31, 2013. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: The Trustees selected AMH Equity, Ltd. as the investment adviser to the Fund. Subject to the supervision and direction of the Trustees, the Adviser manages the Fund's securities and investments in accordance with the Fund's stated investment objectives and policies, makes investment decisions and places orders to purchase and sell securities on behalf of the Fund.  The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Fund, and the Adviser.  Pursuant to the Management Agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 2.25% of the Fund's average daily net assets for Class A and Class C.  For the period March 1, 2013 (commencement of investment operations) through July 31, 2013, Class A shares accrued $995 in advisory fees.  For the period March 26, 2013 (commencement of investment operations) through July 31, 2013, Class C shares accrued $6,190 in advisory fees.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until March 31, 2014, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest (acquired fund fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of average daily net assets attributable to Class A, Class C and Class I shares, respectively.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Adviser.  Fee waiver and reimbursement arrangements can decrease the Fund's expenses and boost its performance.  For the period March 1, 2013 (commencement of investment operations) through July 31, 2013, with respect to Class A shares the Adviser waived and reimbursed $3,551 in expenses pursuant to the expense limitation agreement.  For the period March 26, 2013 (commencement of investment operations) through July 31, 2013, with respect to Class C shares the Adviser waived $28,218 in expenses pursuant to the expense limitation agreement.

5.  CAPITAL SHARE TRANSACTIONS

At July 31, 2013, there were unlimited shares, with no par value, authorized for the Trust, and paid in capital amounted to $1,271,574.  Transactions in capital for the period ended July 31, 2013 were as follows:

On January 8, 2013, 10,000 shares of Class A were issued for cash, at $10.00 per share (load waived).

Class C	March 26, 2013 (commencement of investment operations) through July 31, 2013
	Shares	Amount
Shares sold	112,053	$ 1,171,574
Shares reinvested	-	-
Shares redeemed	(-)	(-)
Net increase	112,053	$ 1,171,574

6.  INVESTMENT TRANSACTIONS

For the period March 1, 2013 (commencement of investment operations) through July 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,326,008 and $387,604, respectively.  Purchases and sales of options aggregated $583 and $0, respectively.  Purchases and sales of securities sold short aggregated $181,163 and $397,067, respectively.

7.  PUT OPTIONS PURCHASED

As of July 31, 2013, the Fund had put options valued at $430.

Transactions in put options purchased for the period March 1, 2013 (commencement of investment operations) through July 31, 2013, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 1, 2013	-	$ -
Options purchased	2	583
Options written	-	-
Options exercised	-	-
Options expired	(-)	(-)
Options terminated in closing purchase transaction	(-)	(-)
Options outstanding at July 31, 2013	2	$ 583

Realized and unrealized gains and losses on derivatives contracts entered into for the period March 1, 2013 (commencement of investment operations) through July 31, 2013, by the Fund are recorded in the following locations in the Statement of Operations:

There were no realized gains or losses on options for the period March 1, 2013 (commencement of investment operations) through July 31, 2013.

	Location	Unrealized Appreciation
Options Purchased	Net Change in Unrealized Appreciation on Options	$(153)

8.  DISTRIBUTION (12b-1) PLAN

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (each a "12b-1 Plan" or "Plan") under which the Fund may incur expenses related to distribution of its Class A and Class C shares. Payments under a Plan are made to the Adviser or its designee, which uses them to pay distribution and shareholder servicing expenses on behalf of and as agent of the Fund.  The Class A shares pay at an annual rate of 0.25% of the average daily net assets of the class, and the Class C shares pay at an annual rate of 1.00% of the average daily net assets of the class.  The Plans are compensation plans, which mean that payments under a Plan may exceed distribution and shareholder servicing expenses incurred by the applicable class pursuant to the Plan, and the Adviser is permitted to retain the excess.  It is also possible that 12b-1 expenses incurred by the Fund for a period with respect to either class will exceed the payments received by the Adviser, in which case the Adviser may pay such excess expenses out of its own resources.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  For the period March 1, 2013 (commencement of investment operations) through July 31, 2013, Class A shares accrued $110 in distribution fees.  For the period March 26, 2013 (commencement of investment operations) through July 31, 2013, Class C shares accrued $2,751 in distribution fees.

9.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and require additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Tealeaf Long/Short Deep Value Fund
Expense Illustration
July 31, 2013 (Unaudited)

Expense Example

As a shareholder of the Tealeaf Long/Short Deep Value Fund (the "Fund"), you incur  two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2013 through July 31, 2013; and the actual period March 1, 2013 through July 31, 2013 for Class A, and the actual period March 26, 2013 through July 31, 2013 for Class C.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	February 1, 2013	July 31, 2013	February 1, 2013 to July 31, 2013

Actual	$1,000.00	$1,171.00	$13.46
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.40	$12.47

* Expenses are equal to the Fund's annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	`	July 31, 2013	March 1, 2013 to July 31, 2013

Actual	$1,000.00	$1,171.00	$11.38
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.48	$10.53

* Expenses are equal to the Fund's annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the actual period).

Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	February 1, 2013	July 31, 2013	February 1, 2013 to July 31, 2013

Actual	$1,000.00	$1,161.03	$17.41
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.68	$16.19

* Expenses are equal to the Fund's annualized expense ratio of 3.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 26, 2013	July 31, 2013	March 26, 2013 to July 31, 2013

Actual	$1,000.00	$1,161.03	$12.31
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,006.14	$11.43

* Expenses are equal to the Fund's annualized expense ratio of 3.25%, multiplied by the average account value over the period, multiplied by 128/365 (to reflect the actual period).

TEA LEAF LONG/SHORT DEEP VALUE FUND

ADDITIONAL INFORMATION

JULY 31, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on April 30 and October 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-270-2676, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (855) 270-2676 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (855) 270-2676 to request a copy of the SAI or to make shareholder inquiries.

Approval of Management Agreement

At the in-person organizational board meeting held on December 6, 2012, the Board of Trustees (the "Trustees" or the "Board") considered the approval of the investment advisory agreement (the "Management Agreement") between AMH Equity, Ltd. (the "Adviser") and Tea Leaf Management Investment Trust (the "Trust") on behalf of the TeaLeaf Long/Short Deep Value Fund (the "Fund").  The Board discussed with Thompson Hine LLP ("Counsel") the specific factors to be considered in evaluating Management Agreement which include, but are not limited to, the following: the investment performance of the Fund and the Adviser; the nature, extent and quality of the services to be provided by the Adviser to the Fund; the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.The Trustees then deliberated and considered the following factors, summarized below, in their evaluation of the Adviser’s ability to provide a level of service to the Fund consistent with the Board’s expectations.

Nature, Extent and Quality of Services.  The Trustees reviewed the Adviser's responses to an investment adviser questionnaire and the proposed Management Agreement between the Trust and the Adviser, copies of which had previously been supplied to the Trustees for their review.  As to the Adviser's business and the qualifications of its personnel, the Trustees reviewed a copy of the Adviser's adviser registration statement on Form ADV (Parts I and II).  Next, the Trustees discussed the experience of the portfolio managers, noting Mr. Hutt's and Mr. Hanover's many years of experience in the asset management services industry.

Furthermore, as to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund, consistent with the Fund's investment objective and policies.  The Adviser will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund's assets to be held uninvested, subject always to the Fund's investment objective, policies and restrictions, as each of the same shall be from time to time in effect, and subject further to such policies and instructions as the Board may from time to time establish.  The Adviser will furnish such reports, evaluations, information or analyses to the Trust as the Board of Trustees of the Trust may request from time to time or as the Adviser may deem to be desirable.  The Adviser also will advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust.  The Adviser may delegate any of the responsibilities, rights or duties described above to one or more persons, provided the Adviser notifies the Trust and agrees that such delegation does not relieve the Adviser from any liability thereunder.

The Trustees noted that the Adviser had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund's investment policies and limitations, as well as federal securities laws.  Additionally, they noted that the Adviser has adequate resources to access the necessary research and concluded that Mr. Hutt’s and Mr. Hanover’s prior experience would apply equally well to a mutual fund setting.  Additionally, the Trustees reviewed tax statements for the Adviser and concluded that the statements indicated the Adviser has sufficient resources to perform its obligations to the Fund, including those under the expense limitation agreement.

The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

Performance.  Because the Adviser has not yet begun advising the Fund, the Trustees could not consider the investment performance.  However, the Adviser noted that it manages a private fund in a substantially similar manner to the proposed Fund and provided the Trustees with the private fund’s investment performance information from July 1996 to the quarter ended September 30, 2012.  The Board noted that the private fund has generally outperformed a peer group of long-short funds from a Morningstar database as well as the Russell 2000 Index.  The Board discussed performance over several measurement periods and concluded that the proposed investment strategy and the Adviser's investment process suggests it is qualified to manage the Fund.

Fees and Expenses.  As to comparative fees and expenses, the Trustees considered the management fee to be paid to the Adviser and compared those fees to management fees paid by funds in a peer group derived from a Morningstar database of funds employing a long-short strategy.  The Board noted that the Adviser would charge a 2.25% annual advisory fee for the Fund, based on the average net assets of the Fund.  The Trustees noted that the Fund's advisory fee, while above the peer group average of 1.23%, is in a range of fees that range up to 2.75%.  The Board also noted that, while the Fund's projected total expenses are estimated to be 2.87%, 3.62% and 2.62%, respectively, for class A, C and I shares (after application of an expense limitation) were above the average total net fees and expenses of 1.94% paid by a reference group of other similarly managed mutual funds, they were below the upper range of 4.15%.  The Trustees also discussed the Fund’s possible investment in ETFs and similar products and concluded that the fees to be paid to the Adviser are based on services provided that are different from and not duplicative of the services provided under the advisory agreements of the ETFs and similar products.  The Trustees concluded that the Fund's management fee and expenses are acceptable in light of the quality of services the Fund expects to receive from the Adviser and in light of the level of fees paid by funds in the peer group.

Profitability.  As to the costs of the services to be provided and the profits to be realized by the Adviser, the Trustees reviewed estimates of its profitability and its financial condition, and discussed the same issues with Mr. Hutt.  The Trustees noted that the Adviser is expected to incur net losses during the first year of operations and continuing losses should the Fund fail to attract sufficient assets.  They also noted that the Adviser does not expect any indirect benefits from other relationships with the Fund.  The Adviser informed the Trustees that it does not have an affiliated broker-dealer through which Fund transactions could be executed, although Mr. Hutt might receive a portion of the load from the sale of Fund shares under certain circumstances if he functions as the broker of record through an unaffiliated broker-dealer that may be part of the Distributor's selling group and authorized to sell Fund shares.  The Trustees noted that the Adviser would be compensated under the proposed Rule 12b-1 plans, but that these payments were expected to be fully paid out without any significant amounts expected to be retained by the Adviser.  Next, the Trustees revisited the profit-reducing impact of the proposed expense limitation agreement.  Based on their review, the Trustees concluded that they were satisfied that the Adviser's expected level of profitability from its relationship with the Fund was not excessive.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to the management of the Fund.  The Trustees agreed that breakpoints may be an appropriate way for the Adviser to share its economies of scale with the Fund and its shareholders if it experiences a substantial growth in assets.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years, breakpoints as a means of sharing economies of scale was not relevant to the Management Agreement at this time.

Conclusion.  After the Independent Trustees (Trustees who are not interested persons as defined under the Investment Company Act of 1940)met in executive session with Counsel, all Trustees reconvened and indicated that it was their consensus that the information presented and the discussion of other information were adequate for making a determination regarding the approval of the Management Agreement and related expense limitation agreement.  Based upon all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees unanimously determined that the management fees are reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment and approved the Management Agreement for an initial term of two years.

Investment Adviser

AMH Equity Ltd.

370 Lexington Ave., Suite 201

New York, NY 10017

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

U.S. Bank, NA

1555 N. Rivercenter Drive

Milwaukee, WI  53212

Independent Registered Public Accounting Firm

Skoda Minotti & Co.

6685 Beta Drive

Mayfield Village, OH  44143

Legal Counsel

Thompson Hine LLP

312 Walnut St. 14th Floor

Cincinnati, OH  45202

Distributor

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Cleveland, OH 44122

This report is provided for the general information of the shareholders of the Tealeaf Long/Short Deep Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tea Leaf Management Investment Trust

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: October 1, 2013

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: October 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: October 1, 2013

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: October 1, 2013